Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Jul. 31, 2025	Dec. 31, 2024
Subsequent Events

6. Subsequent events

The Company has evaluated events that have occurred subsequent to July 31, 2025 and through the date that the financial statements are issed. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the Company’s financial statements.

On October 1, 2025, Black Titan successfully completed the merger with TTNP and Talentec. Following the merger, on October 2, 2025, the combined company’s ordinary shares, with a par value of $0.0001 per share, began trading on the Nasdaq stock exchange under the ticker symbol NASDAQ: BTTC. In accordance with the Merger and Contribution and Share Exchange Agreement dated August 19, 2024, TTNP became a wholly owned subsidiary of Black Titan Corporation, effective October 1, 2025. As part of the transaction, each issued and outstanding share of TTNP common stock was automatically converted into ordinary shares of Black Titan on a one-for-one basis. Trading of TTNP’s common stock on the Nasdaq Capital Market ceased at the close of business on October 1, 2025, and Black Titan’s ordinary shares began trading on Nasdaq on October 2, 2025.

Titan Pharmaceuticals Inc [Member]
Subsequent Events

9.	Subsequent Events

We have evaluated events that have occurred subsequent to September 30, 2025 and through the date that the financial statements are issued. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the financial statements.

On October 1, 2025, the Company successfully closed its previously announced merger with Black Titan and Talentec. Following the merger, on October 2, 2025, the combined company’s ordinary shares, $0.0001 par value per share, began trading on the Nasdaq stock exchange under the ticker symbol NASDAQ: BTTC. Pursuant to the Merger and Contribution and Share Exchange Agreement dated August 19, 2024, Titan has become a wholly owned subsidiary of Black Titan Corporation, effective as of October 1, 2025. As part of the transaction, each issued and outstanding share of Titan common stock was automatically converted into ordinary shares of Black Titan on a one-for-one basis. Trading of Titan’s common stock on the Nasdaq Capital Market ceased trading at the close of business on October 1, 2025, and Black Titan’s ordinary shares commenced trading on Nasdaq on October 2, 2025.

10. Subsequent Events

We have evaluated events that have occurred subsequent to December 31, 2024 and through the date that the financial statements are issued. Based on this evaluation, other than as set forth below, no events have occurred that require disclosure or adjustment in the financial statements.

On January 3, 2025, the Company received a notice (the “Notice”) from the Nasdaq Listing Qualifications Staff of Nasdaq that the Company is in noncompliance with Listing Rules 5620(a) and 5810(c)(2)(G) as a result of its failure to hold an annual shareholder meeting within twelve months of the December 31, 2023 fiscal year end. The Notice has no immediate effect on the Company’s listing on the Nasdaq Capital Market. The Company has since submitted a plan to regain compliance. If that plan is accepted by Nasdaq, then the Company may be granted an exception of up to 180 calendar days from the date of its December 31, 2024 fiscal year end, or until June 30, 2025, to regain compliance. The Company’s failure to regain compliance with standards for continued listing would result in the ultimate de-listing of its common stock from Nasdaq. In response to the Notice, the Company intends to schedule an annual meeting of shareholders and to submit a plan designed to regain compliance in accordance with the requirements of the Notice and the Nasdaq listing standards.

TALENTEC SDN. BHD. [Member]
Subsequent Events

16.	SUBSEQUENT EVENTS

The Group evaluated subsequent events through the date that the consolidated financial statements are available to be issued, and concluded that no subsequent events have occurred that would require recognition or disclosure in the consolidated financial statements.